STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)							12 Months Ended
	Nov. 20, 2021	Jun. 04, 2021	Jun. 04, 2021	Mar. 12, 2020	Feb. 18, 2020	Jan. 03, 2020	Dec. 31, 2021	Dec. 31, 2020	Apr. 29, 2020	Oct. 05, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of accrued interest	$ 986,864
Common Stock, Shares Authorized							300,000,000	300,000,000
Common stock, par value							$ 0.001	$ 0.001		$ 0.0001
Common stock, shares issued							110,840,998	97,450,673
Common stock, shares, outstanding							110,840,998	97,450,673
Michael Sheikh Ola Soderquist And David Platt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ownership percentage							24.00%
Subsidiaries [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued									30,000,000
Ownership percentage							9.00%	15.00%
Equity method investment amount							$ 600,000	$ 950,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants converted cashless exercise							750,000
Warrant							405,334	408,333
Warrant value							$ 145,438
Warrants exercisable, weighted average remaining contractual term							2 years 10 months 25 days
Aggregate intrinsic value for fully vested, exercisable warrants							$ 0	$ 0
Stock Plan 2010 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized							7,704,909	9,875,000
Common stock, par value							$ 0.07	$ 0.01
Awarded options								192,000
Fair market value of warrant								$ 18,460
Stock Plan 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Awarded options							135,000
Fair market value of warrant							$ 14,490
Joint Venture Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued							4,754,552
Convertible Note Agreements [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant value							$ 129,929
Auctus Note One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for conversion of accrued interest, shares					250,000	100,000
Conversion of accrued interest					$ 22,132
Auctus Note Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of accrued interest						$ 12,000
Auctus Note One And Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants converted cashless exercise				750,000
Warrants as part of a convertible note agreement				416,666
Two Convertible Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for conversion of accrued interest, shares			930,864
Conversion of accrued interest			$ 121,042
Three Convertible Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for conversion of accrued interest, shares		7,591,261
Conversion of accrued interest			$ 986,864